WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF WARRANT ACTIVITY

The following is a summary of the warrant activity for the year ended December 31, 2021:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2021	-	-	-
Exercisable at January 1, 2021	-	-	-
Granted	650,000	0.001	5.00
Exercised/surrendered	(499,751)	0.001	4.75
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2021	150,249	$0.001	4.74
Exercisable at December 31, 2021	150,249	$0.001	4.74

Freight App Inc [Member]
SUMMARY OF FAIR VALUE AT GRANT DATE

The following assumptions were used when calculating the issuance date fair value:

Exercise price of the warrants	$0.25
Expected life of the warrants	7 years
Current value of the underlying share	$1.45
Expected volatility	101.70%
Expected dividend yield	0.00%
Risk-free interest rates	0.22%

SUMMARY OF WARRANT ACTIVITY

The table below summarizes the Company’s warrant activities:

	Number of Common Shares Warrants	Number of Series Seed Shares Warrants	Number of Series A Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2019	9,050	7,224	-	$5.00 to 10.38	$7.39
Granted	-	-	1,573,362	0.00001 to 0.60	0.40
Forfeited	-	-	-	-	-
Exercised	-	-	(807,500)	0.00001 to 0.60	0.54
Balance at December 31, 2020	9,050	7,224	765,862	0.00001 to 10.38	0.40
Forfeited	-	-	-	-	-
Exercised	-	-	(765,862)	0.25	0.25
Balance at December 31, 2021	9,050	7,224	-	$0.00001 to 10.38	$7.39

Freight App Inc [Member] | September Promissory Note [Member]
SUMMARY OF FAIR VALUE AT GRANT DATE

The following assumptions were used when calculating the fair value of the A3 Warrants:

Exercise price of the warrants	$0.01-$1.125
Expected life of the warrants	0.3-7 years
Current value of the underlying Series A3 Preferred Stock	$0.75-$0.82
Expected volatility	58.5%-71.3%
Expected dividend yield	0.00%
Risk-free interest rates	0.02%-1.44%

Freight App Inc [Member] | December Promissory Note [Member]
SUMMARY OF FAIR VALUE AT GRANT DATE

The following assumptions were used when calculating the fair value of the A3 Warrants:

Exercise price of the warrants	$0.01-1.125
Contractual life of the warrants	0.3-7 years
Current value of the underlying Series A3 Preferred Stock	$0.80
Expected volatility	66.6%-71.3%
Expected dividend yield	0.00%
Risk-free interest rates	0.02%-1.44%